Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 40 and in the Fund's SAI on page 62.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the fiscal year ended June 30, 2013, the portfolio turnover rate of the Fund was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in equity securities of small-cap companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60-days prior notice to shareholders.  For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 2000® Value Index (between approximately $130 million and $3.3 billion as of its most recent reconstitution on June 30, 2013).  The size of the companies in the Russell 2000® Value Index will change with market conditions.  Equity securities include common and preferred stocks.

Thompson, Siegel & Walmsley LLC (“TS&W”), the Fund's sub-advisor, primarily invests in common stocks.  TS&W seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.  TS&W's small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company's discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company's recent price action.

TS&W's analysts also explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including but not limited to sell-side research, company filings, and trade periodicals.  The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

TS&W generally considers selling a security when the catalyst for the investment is no longer valid, when TS&W believes that another stock will have a higher expected return, or for portfolio risk management. The Fund generally engages in active and frequent trading of portfolio securities as part of its principal investment strategy.

Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

•                  Small-Cap Risk:  The Fund at times may be primarily invested in small-capitalization companies.  The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Small-cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers are subject to greater degrees of changes in their earnings and prospects.

Management Risk: In managing the Fund's portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Portfolio Turnover Risk: The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Advisor or sub-advisor determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Advisor's or sub-advisor's control. These transactions will increase the Fund's “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance(1)
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000® Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Small Cap Value Opportunities Fund - Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Worst Quarter:
Third Quarter 2009 +17.67%	Fourth Quarter 2008 (24.43)%
		The year-to-date return for the Fund's Class Y shares as of September 30, 2013 is 31.54%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003, Institutional Class shares began operations on December 9, 2008 and Class C shares began operations on April 16, 2012.  Performance for Classes A and C shares and Institutional Class shares were calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003, December 9, 2008, and April 16, 2012, respectively.  Performance for Classes A and C shares for this period have been restated to reflect the impact of their respective fees and expenses.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

(1) Before the Fund commenced operations, all of the assets and liabilities of the Old Mutual TS&W Small Cap Value Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”).  The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.  For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's SAI.

Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Russell 2000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,151
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	9.23%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	23.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	25.28%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(23.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	2.26%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,424
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,089
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,241
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,424
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,089
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	10,241
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	9.20%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	709
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,564
Annual Return 2003	rr_AnnualReturn2003	43.24%
Annual Return 2004	rr_AnnualReturn2004	30.60%
Annual Return 2005	rr_AnnualReturn2005	8.43%
Annual Return 2006	rr_AnnualReturn2006	19.51%
Annual Return 2007	rr_AnnualReturn2007	1.36%
Annual Return 2008	rr_AnnualReturn2008	(32.38%)
Annual Return 2009	rr_AnnualReturn2009	20.83%
Annual Return 2010	rr_AnnualReturn2010	16.50%
Annual Return 2011	rr_AnnualReturn2011	(1.93%)
Annual Return 2012	rr_AnnualReturn2012	14.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	31.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.43%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	10.17%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	8.89%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-10-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,727
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	9.91%

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated June 30, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of 'Acquired Fund Fees and Expenses,' if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.50%, 2.25%, 1.25%, and 1.10% for Classes A ,C, and Y shares and Institutional Class shares, respectively. This expense limitation will remain in effect until at least October 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund (the 'Board') if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled 'Expense Limitation Agreement' under the section entitled 'The Investment Advisor' in the Fund's Statement of Additional Information for more information.